Interests in Subsidiaries - Summary of Financial Information of Subsidiaries Subject to Significant Restrictions (Details) - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
Summarised Financial Information of Subsidiaries with Material Non-controlling Interests [Line Items]
Non-current assets	£ 124,078	£ 127,731
Current assets	13,612	13,274
Non-current liabilities	(59,257)	(58,022)
Current liabilities	(15,478)	(18,823)
Imperial Tobacco Canada
Summarised Financial Information of Subsidiaries with Material Non-controlling Interests [Line Items]
Non-current assets	2,354	2,403
Current assets	1,251	768
Non-current liabilities	(132)	(131)
Current liabilities	(528)	(447)
Net assets (liabilities)	£ 2,945	£ 2,593